Stockholders' equity	6 Months Ended
Jun. 30, 2011
Stockholders' equity

8. Stockholders’ equity:

(a) Stock-based Compensation—Stock Options:

We maintain option plans under which we grant stock-based compensation to employees, officers and directors to purchase our common stock. The exercise price of each option is based on the fair value of the company’s stock at the date of grant. Options may be exercised over a five or ten-year period and generally a third of the options vest on each of the first three anniversaries from the grant date. Upon exercise of stock options, we issue our common stock.

We calculate stock compensation expense for our stock-based compensation awards by measuring the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award, with limited exceptions, by using an option pricing model to determine fair value. A further description can be found in our Exhibit 99.1 to a separate Current Report on Form 8-K filed as of November 18, 2011 which revises certain disclosures in our Annual Report on Form 10-K for the year ended December 31, 2010.

On January 31, 2011, the Compensation Committee of our Board of Directors approved the annual grant of stock options and non-vested restricted stock to certain employees, officers and directors. Pursuant to this authorization, we issued 428,960 shares of non-vested restricted stock at a grant price of $27.94. We expect to recognize compensation expense associated with this grant of non-vested restricted stock totaling $11,982 ratably over the three-year vesting period. We granted an additional 23,500 shares of non-vested restricted stock in May 2011 and expect to recognize compensation expense associated with these grants totaling $718 ratably over the three-year vesting period. In addition, we granted 231,300 stock options to purchase shares of our common stock at an exercise price of $27.94. These stock options vest ratably over a three-year period. We will recognize compensation expense associated with these stock option grants over the vesting period. The fair value of the stock options granted during the six months ended June 30, 2011 was determined by applying a Black-Scholes option pricing model based on the following assumptions:

Assumptions:	Six Months Ended June 30, 2011
Risk-free rate	0.96% to 1.92%
Expected term (in years)	3.7 to 5.1
Volatility	54.1%
Calculated fair value per option	$11.32 to $13.53

We calculated the expected volatility of our common stock based on our historical volatility, adjusted for certain qualitative factors, over the expected term of the options. This volatility factor was used to compute the calculation of the fair market value of stock option grants made during the six months ended June 30, 2011.

We projected a rate of stock option forfeitures based upon historical experience and management assumptions related to the expected term of the options. After adjusting for these forfeitures, we expect to recognize expense totaling $2,782 over the vesting period of these 2011 stock option grants. For the quarter and six months ended June 30, 2011, we have recognized expense related to these stock option grants totaling $232 and $386, respectively, which represents a reduction of net income before taxes. The impact on net income for the quarter and six months ended June 30, 2011 was a decrease of $146 and $243, respectively, with no impact on diluted earnings per share as reported. The unrecognized compensation costs related to the non-vested portion of these awards was $2,396 as of June 30, 2011 and will be recognized over the applicable remaining vesting periods.

For the quarters ended June 30, 2011 and 2010, we recognized compensation expense associated with all stock option awards totaling $591 and $593, respectively, resulting in a decrease in net income of $372 and $363, respectively. The impact of this compensation expense on earnings per share was a $0.01 reduction in diluted earnings per share for each of the quarters ended June 30, 2011 and 2010. For the six months ended June 30, 2011 and 2010, we recognized compensation expense associated with all stock option awards totaling $1,156 and $1,343, respectively, resulting in a decrease in net income of $726 and $821, respectively. This resulted in a $0.01 impact on earnings per share for the six months ended June 30, 2011 and 2010, respectively. Total unrecognized compensation expense associated with outstanding stock option awards at June 30, 2011 was $4,080 or $2,563, net of tax.

The following tables provide a roll forward of stock options from December 31, 2010 to June 30, 2011 and a summary of stock options outstanding by exercise price range at June 30, 2011:

	Options Outstanding
	Number	Weighted Average Exercise Price
Balance at December 31, 2010	3,141,580	$12.68
Granted	231,300	$27.94
Exercised	(891,052)	$16.93
Cancelled	—	$—

Balance at June 30, 2011	2,481,828	$12.57

	Options Outstanding			Options Exercisable
Range of Exercise Price	Outstanding at June 30, 2011	Weighted Average Remaining Life (months)	Weighted Average Exercise Price	Exercisable at June 30, 2011	Weighted Average Remaining Life (months)	Weighted Average Exercise Price
$5.00	60,000	23	$5.00	60,000	23	$5.00
$6.41 – $8.16	1,251,934	69	$6.55	954,457	63	$6.59
$11.66 - $12.53	483,964	99	$12.47	143,765	90	$12.32
$15.90	61,900	79	$15.90	61,900	67	$15.90
$17.67 – $19.87	155,863	67	$19.75	155,863	67	$19.75
$23.27 – $24.00	140,367	58	$23.98	140,367	58	$23.98
$26.26 – $27.94	276,300	108	$27.68	45,000	71	$26.35
$29.88	40,000	83	$29.88	40,000	83	$29.88
$34.19	11,500	84	$34.19	7,667	84	$34.19

	2,481,828	78	$12.57	1,609,019	65	$11.46

The total intrinsic value of stock options exercised during the quarter and six months ended June 30, 2011 was $6,625 and $15,087, respectively. The total intrinsic value of all in-the-money vested outstanding stock options at June 30, 2011 was $35,249. Assuming all stock options outstanding at June 30, 2011 were vested, the total intrinsic value of all in-the-money outstanding stock options would have been $51,991.

(b) Non-vested Restricted Stock:

We present the amortization of non-vested restricted stock as an increase in additional paid-in capital. At June 30, 2011, amounts not yet recognized related to non-vested restricted stock totaled $17,114, which represented the unamortized expense associated with awards of non-vested stock granted to employees, officers and directors under our compensation plans, including $12,669 related to grants during the six months ended June 30, 2011. We recognized compensation expense associated with non-vested restricted stock totaling $2,621 and $2,428 for the quarters ended June 30, 2011 and 2010, respectively, and $5,187 and $4,312 for the six months ended June 30, 2011 and 2010, respectively.

The following table summarizes the change in non-vested restricted stock from December 31, 2010 to June 30, 2011:

	Non-vested Restricted Stock
	Number	Weighted Average Grant Price
Balance at December 31, 2010	1,672,854	$11.12
Granted	452,460	$28.08
Vested	(759,450)	$10.45
Forfeited	(6,716)	$15.37

Balance at June 30, 2011	1,359,148	$17.12

(c) Treasury Shares:

In accordance with the provisions of the 2008 Incentive Award Plan, as amended, holders of non-vested restricted stock were given the option to either remit to us the required withholding taxes associated with the vesting of restricted stock, or to authorize us to purchase shares equivalent to the cost of the withholding tax and to remit the withholding taxes on behalf of the holder. Pursuant to this provision, we purchased the following shares of our common stock during the six months ended June 30, 2011:

Period	Shares Purchased	Average Price Paid per Share	Extended Amount
January 1 – 31, 2011	199,510	$27.45	$5,476
February 1 – 28, 2011	—	—	—
March 1 – 31, 2011	1,374	$28.22	39
April 1 – 30, 2011	426	$29.72	13
May 1 – 31, 2011	1,065	$30.80	33
June 1 – 30, 2011	644	$30.90	20

	203,019		$5,581